Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Summary Of Operating Revenues And Expenses By Segment
Segment Results, including a reconciliation to AT&T consolidated results, for 2014, 2013, and 2012 are as follows:
At December 31, 2014 and for the year ended		Wireline	Advertising Solutions	Corporate and Other	Consolidated Results
	Wireless
Service	$61,032	$57,405	$-	$-	$118,437
Equipment	12,960	1,020	-	30	14,010
Total segment operating revenues	73,992	58,425	-	30	132,447
Operations and support expenses	48,924	42,471	-	11,033	102,428
Depreciation and amortization expenses	7,941	10,323	-	9	18,273
Total segment operating expenses	56,865	52,794	-	11,042	120,701
Segment operating income (loss)	17,127	5,631	-	(11,012)	11,746
Interest expense	-	-	-	3,613	3,613
Equity in net income (loss) of affiliates	(112)	-	-	287	175
Other income (expense) – net	-	-	-	1,652	1,652
Segment income (loss) before income taxes	$17,015	$5,631	$-	$(12,686)	$9,960
Segment Assets	$156,317	$121,794	$-	$14,718	$292,829
Investments in equity method affiliates	-	-	-	250	250
Expenditures for additions to long-lived assets	11,383	10,044	-	6	21,433

At December 31, 2013 and for the year ended			Advertising Solutions	Corporate and Other	Consolidated Results
	Wireless	Wireline
Service	$61,552	$57,700	$-	$-	$119,252
Equipment	8,347	1,114	-	39	9,500
Total segment operating revenues	69,899	58,814	-	39	128,752
Operations and support expenses	44,508	41,638	-	(6,268)	79,878
Depreciation and amortization expenses	7,468	10,907	-	20	18,395
Total segment operating expenses	51,976	52,545	-	(6,248)	98,273
Segment operating income	17,923	6,269	-	6,287	30,479
Interest expense	-	-	-	3,940	3,940
Equity in net income (loss) of affiliates	(75)	2	-	715	642
Other income (expense) – net	-	-	-	596	596
Segment income before income taxes	$17,848	$6,271	$-	$3,658	$27,777
Segment Assets	$141,196	$123,714	$-	$12,877	$277,787
Investments in equity method affiliates	61	-	-	3,799	3,860
Expenditures for additions to long-lived assets	11,191	10,036	-	1	21,228

For the year ended December 31, 2012			Advertising Solutions	Corporate and Other	Consolidated Results
	Wireless	Wireline
Service	$59,186	$58,271	$1,049	$-	$118,506
Equipment	7,577	1,302	-	49	8,928
Total segment operating revenues	66,763	59,573	1,049	49	127,434
Operations and support expenses	43,296	41,207	773	11,018	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	18,143
Total segment operating expenses	50,169	52,330	879	11,059	114,437
Segment operating income (loss)	16,594	7,243	170	(11,010)	12,997
Interest expense	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(1)	-	815	752
Other income (expense) – net	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,242	$170	$(13,505)	$10,439